Vessel Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Abstract]
Voyage charter revenues	$ 1,310,312	$ 3,253,385	$ 0
Total vessel revenues	22,394,283	22,304,613	15,637,653
Trade accounts receivable, net	416,300	1,403,641
Decrease in trade accounts receivable, net	961,651	(726,349)	(238,324)
Deferred liabilities	984,000	310,000
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 14,315,299	3,439,356	0
Time Charter [Member] | Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	1 month
Time Charter [Member] | Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	12 months
Voyage Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage charter revenues	$ 1,310,312	3,253,385	0
Trade accounts receivable, net	0	205,184
Decrease in trade accounts receivable, net	(205,184)
Deferred assets	0	0
Deferred liabilities	0	0
Pool [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 6,768,672	$ 15,611,872	$ 15,637,653
Pool [Member] | Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	6 months